SHAREHOLDERS' EQUITY (Schedule of Options Weighted Average Fair Values and Exercise Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price	$ 8.28
Equals market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 4.66	$ 3.92	$ 2.32
Weighted average exercise price	$ 8.19	$ 3.09	$ 2.88
Less than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 5.46		$ 2.44
Weighted average exercise price	$ 8.55		$ 2.60
More than market price at date of grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value			$ 1.88
Weighted average exercise price			$ 2.76